Tax on income (schedule of tax balances) (Details) ₪ in Thousands, $ in Thousands	Dec. 31, 2023 ILS (₪)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 ILS (₪)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 ILS (₪)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current tax assets	₪ 9,497	$ 2,618	₪ 3,117
Deferred tax assets/liabilities	₪ (4,868)	$ (1,342)	₪ (4,198)	$ (1,193)	₪ (2,017)